SHARE-BASED PAYMENT (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.9	$ 4.9
Options granted	5.36
Weighted average fair value of restricted shares granted	$ 5.62
Bottom of range [member] | Country Of Israel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		2.78
Top of range [member] | Country Of Israel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price		$ 12.25